Securities Available for Sale (Available-for-sale Securities [Member])	12 Months Ended
Dec. 31, 2011
Available-for-sale Securities [Member]
Securities Available for Sale

Note 4 - Securities Available for Sale

	December 31, 2011
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

Equity securities- Financial institutions	$1,097	$70	$122	$1,045

	December 31, 2010
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

Equity securities- Financial institutions	$1,097	$32	$31	$1,098

The unrealized losses, categorized by the length of time of continuous loss position, and fair value of related securities available for sale were as follows:

	Less than 12 Months		More than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
December 31, 2011
Equity securities	$878	$122	$—	$—	$878	$122
December 31, 2010
Equity securities	$65	$31	$—	$—	$65	$31

At December 31, 2011, management concluded that the unrealized loss above (which relate to one financial equity issue) is temporary in nature and does not believe that the unrealized loss represents an other-than-temporary impairment as it was primarily related to market interest rates and not related to the underlying credit quality of the issuer of the security. Additionally, the Company has the ability, and the management has the intent, to hold this security for the time necessary to recover its cost and does not have the intent to sell the security, and it is more likely than not that it would have to sell the security before recovery to its cost.